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                             DECHERT PRICE & RHOADS
                              1500 K STREET, N.W.
                             WASHINGTON, D.C. 20005
                                 (202) 626-3300



                                 August 5, 1997



VIA ELECTRONIC TRANSMISSION
---------------------------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re:     Rea-Graham Funds, Inc.
                File Nos. 2-76762 and 811-3434
                ------------------------------


Dear Sirs:

        Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Rea-Graham Funds, Inc. (the "Company"), that the form of Prospectus and Statement of Additional Information for the Company's separate investment series, Rea-Graham Balance Fund, that would have been filed under Rule 497(c), does not differ from those contained in Post-Effective Amendment No. 20 which was filed on July 31, 1997. The text of Post-Effective Amendment No. 20 was filed electronically.


        Please do not hesitate to contact the undersigned at (202) 626-3364 if you have any questions concerning this certification.



                                            Very truly yours,



                                            /s/ Patrick W.D. Turley